Employee benefits (Tables)	12 Months Ended
Dec. 31, 2019
Defined benefit plan assets and liabilities [Abstract]
Defined benefit plan assets and liabilities

Defined benefit obligations and plan assets as of December 31, 2018 and 2019 are as follows:

	2018		2019
Present value of defined benefit obligations	~~W~~	1,841,982	2,063,102
Fair value of plan assets		(1,714,634)	(1,943,644)

Recognized liabilities for defined benefit obligations (*)	~~W~~	127,348	119,458

(*)	The net defined benefit liability of ~~W~~119,458 million as of December 31, 2019 is the net defined benefit liability of ~~W~~121,140 million less the net plan assets of ~~W~~1,682 million.

Changes in the present value of defined benefit obligation and plan assets
(b)	Changes in the present value of defined benefit obligation and plan assets for the years ended December 31, 2018 and 2019 are as follows:

	2018
	Defined benefit obligation		Plan assets	Net defined benefit liability
Beginning balance	~~W~~	1,695,191	(1,688,047)	7,144
Included in profit or loss:
Current service cost		144,923	—	144,923
Past service cost		54	—	54
Interest expense (income)		59,836	(66,676)	(6,840)

		204,813	(66,676)	138,137

Included in other comprehensive income:
Remeasurement loss (gain):
- Actuarial gains (losses) arising from :
Demographic assumptions		18,399	—	18,399
Financial assumptions		79,038	—	79,038
Experience adjustment		(10,762)	—	(10,762)
- Return on plan assets excluding interest income		—	41,701	41,701

		86,675	41,701	128,376

Other:
Benefits paid by the plan		(142,938)	137,335	(5,603)
Contributions paid into the plan		—	(139,348)	(139,348)
Settlement gain or loss		407	—	407
Effect of movements in exchange rates		(1,273)	—	(1,273)

Others (*2)		(893)	401	(492)

		(144,697)	(1,612)	(146,309)

Ending balance	~~W~~	1,841,982	(1,714,634)	127,348

(*1)	Profit or loss arising from defined benefit plans is included in general and administrative expenses.
(*2)	Others represent the change amounts due to the conversion to defined contribution.

	2019
	Defined benefit obligation		Plan assets	Net defined benefit liability
Beginning balance	~~W~~	1,841,982	(1,714,634)	127,348
Included in profit or loss:
Current service cost		172,490	—	172,490
Past service cost		(1,588)	—	(1,588)
Interest expense (income)		57,253	(54,336)	2,917
Settlement expense (income)		(29)	—	(29)

		228,126	(54,336)	173,790

Included in other comprehensive income:
Remeasurement loss (gain):
- Actuarial gains (losses) arising from :
Demographic assumptions		(7,584)	—	(7,584)
Financial assumptions		53,475	—	53,475
Experience adjustment		8,001	—	8,001
- Return on plan assets excluding interest income		—	21,719	21,719

		53,892	21,719	75,611

Other:
Benefits paid by the plan		(87,066)	80,063	(7,003)
Contributions paid into the plan		—	(252,858)	(252,858)
Settlement gain or loss		216	—	216
Business combination (Note 50)		25,965	(23,598)	2,367
Effect of movements in exchange rates		(13)	—	(13)

		(60,898)	(196,393)	(257,291)

Ending balance	~~W~~	2,063,102	(1,943,644)	119,458

(*)	Profit and loss related to defined benefit plans are included in the general administrative expense.

The composition of plan assets
(c)	The composition of plan assets as of December 31, 2018 and 2019 are as follows:

	2018		2019
Plan assets comprise:
Equity securities	~~W~~	257,581	256,353
Debt securities		817	28,094
Due from banks		1,394,634	1,577,274
Other		61,602	81,923

	~~W~~	1,714,634	1,943,644

Actuarial assumptions
(d)	Actuarial assumptions as of December 31, 2018 and 2019 are as follows:

	2018	2019	Description
Discount rate	3.02%~3.22%	2.71%~3.17%	AA0 corporate bond yields
Future salary increase rate	0.99%~3.40% + Upgrade rate	1.80%~4.00% + Upgrade rate	Average for 5 years
Weighted average maturity	7.7 years ~ 9.9 years	8.2 years ~ 16.2 years

Sensitivity analysis
(e)	Sensitivity analysis

As of December 31, 2018 and 2019, reasonably possible changes in one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

	2018
	Defined benefit obligation
	Increase		Decrease
Discount rate (1%p movement)	~~W~~	(159,549)	180,542
Future salary increase rate (1%p movement)		176,924	(159,169)

	2019
	Defined benefit obligation
	Increase		Decrease
Discount rate (1%p movement)	~~W~~	(201,770)	233,057
Future salary increase rate (1%p movement)		231,967	(204,242)